Fair Value Measurements - Changes in balances of Level 3 financial liabilities carried at fair value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial liabilities, Beginning Balance	$ (2,720)		$ (2,542)		$ (1,759)
Total realized/unrealized gains (losses) included in Net income	(919)		204		(589)
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	0		0		0
Purchases and issuances	(333)		(545)		(300)
Sales and settlements	242		163		106
Transfers into Level 3	0		0		0
Transfers out of Level 3	0		0		0
Financial liabilities, Ending Balance	(3,730)		(2,720)		(2,542)
Embedded derivatives
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial liabilities, Beginning Balance	(2,720)		(2,542)		(1,759)
Total realized/unrealized gains (losses) included in Net income	(919)	[1]	204	[2]	(589)	[3]
Total realized/unrealized gains (losses) included in other comprehensive income (loss)	0		0		0
Purchases and issuances	(333)		(545)		(300)
Sales and settlements	242		163		106
Transfers into Level 3	0		0		0
Transfers out of Level 3	0		0		0
Financial liabilities, Ending Balance	$ (3,730)		$ (2,720)		$ (2,542)

[1]	Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives includes a favorable adjustment related to the unlocking of actuarial assumptions of $181 million in 2019.
[2]	Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives includes losses related to the unlocking of actuarial assumptions of $44 million in 2018.
[3]	Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives includes losses related to the unlocking of actuarial assumptions of $25 million in 2017.